Other Financial Information	12 Months Ended
Sep. 30, 2014
Other Financial Information
Other Financial Information

14. Other Financial Information

Accrued expenses and other current liabilities consist of the following:

	Fiscal Year Ended
	September 30, 2014	September 30, 2013
	(in millions)
Accrued salaries and benefits	$400.6	$410.6
Accrued contract costs	446.4	404.2
Other accrued expenses	117.6	100.5

	$964.6	$915.3

Accrued contract costs above include balances related to professional liability accruals of $120.2 million and $121.3 million as of September 30, 2014 and 2013, respectively. The remaining accrued contract costs primarily relate to costs for services provided by subcontractors and other non-employees.

Other long-term liabilities consist of the following:

	Fiscal Year Ended
	September 30, 2014	September 30, 2013
	(in millions)
Pension liabilities (Note 8)	$221.3	$192.7
Reserve for uncertain tax positions (Note 18)	52.6	60.2
Other	181.7	196.0
	$455.6	$448.9